Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,027,000
Previously Paid Amount	0.00
Total Fee Amount	769.63
Total Offset Amount	0.00
Net Fee	769.63
Narrative - Max Aggregate Offering Price	$ 5,027,000
Final Prospectus	true